Revenue and expenses (Narrative) (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) Share	Dec. 31, 2022 USD ($) Share
Revenue And Expenses [Line Items]
Variable consideration adjustment		$ 4,885	$ 959
Stock options granted | Share		801,661	602,614
Employee share purchase plan, matching contribution, percentage		75.00%	75.00%
Insurance recovery		$ 4,226	$ 5,698
Recovery of value-added tax receivable		3,859
Impairment - Arizona		$ 0	$ 94,956
Manitoba [Member]
Revenue And Expenses [Line Items]
Profit sharing plan, percentage		10.00%	10.00%
Restructuring			$ 10,609
Impairment - Arizona			$ 0
Peru [Member]
Revenue And Expenses [Line Items]
Profit sharing plan, percentage		8.00%	8.00%
Impairment - Arizona			$ 0
British Columbia [Member]
Revenue And Expenses [Line Items]
Restructuring		$ 2,909
Arizona [Member]
Revenue And Expenses [Line Items]
Impairment - Arizona	$ 94,956		$ 94,956
Bottom of range [Member]
Revenue And Expenses [Line Items]
Employee share purchase plan, contributions, percentage of pre-tax base salary		1.00%	1.00%
Top of range [Member]
Revenue And Expenses [Line Items]
Employee share purchase plan, contributions, percentage of pre-tax base salary		10.00%	10.00%
Flin Flon [Member]
Revenue And Expenses [Line Items]
Care and maintenance expense		$ 17,081	$ 9,040